NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net Loss Per Share

The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2022, 2021 and 2020:

	Years Ended December 31,
	2022	2021	2020
	(in thousands)
Numerator:
Net loss	$(5,002)	$(5,828)	$(23,676)
Denominator:
Weighted average shares outstanding-Basic	9,056	9,007	8,970
Potentially dilutive ordinary share equivalents-stock options and restricted stock	—	—	—
Weighted average shares outstanding–Diluted	9,056	9,007	8,970
Net loss per share–Basic	$(0.55)	$(0.65)	$(2.64)
Net loss per share–Diluted	$(0.55)	$(0.65)	$(2.64)